Voya Global Perspectives® Portfolio	PORTFOLIO OF INVESTMENTS
As of September 30, 2022 (Unaudited)

Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: 99.9%
	Affiliated Investment Companies: 99.9%
704,517	Voya Emerging Markets Index Portfolio - Class I	$6,298,384	9.3
960,979	Voya Global Bond Fund - Class R6	6,765,293	10.0
939,781	Voya GNMA Income Fund - Class R6	6,888,592	10.2
891,158	Voya High Yield Portfolio - Class I	7,164,911	10.6
350,803	Voya Index Plus LargeCap Portfolio - Class I	6,886,255	10.1
770,813	Voya International Index Portfolio - Class I	6,459,415	9.5
1,887,459	Voya MidCap Opportunities Portfolio - Class R6	7,417,714	10.9
573,777	Voya Small Company Portfolio - Class R6	6,609,911	9.7
759,546	Voya U.S. Bond Index Portfolio - Class I	6,873,890	10.1
741,963	VY® Clarion Global Real Estate Portfolio - Class I	6,477,340	9.5

	Total Mutual Funds
	(Cost $91,112,058)	67,841,705	99.9

	Assets in Excess of Other Liabilities	99,978	0.1
	Net Assets	$67,941,683	100.0

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2022
Asset Table
Investments, at fair value
Mutual Funds	$67,841,705	$–	$–	$67,841,705
Total Investments, at fair value	$67,841,705	$–	$–	$67,841,705

Voya Global Perspectives® Portfolio	PORTFOLIO OF INVESTMENTS
As of September 30, 2022 (Unaudited) (Continued)

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2022, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2021	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 9/30/2022	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	9,358,578	1,038,090	(864,287)	(3,233,997)	6,298,384	166,705	203,014	279,334
Voya Global Bond Fund - Class R6	9,459,451	652,305	(1,352,804)	(1,993,659)	6,765,293	251,156	(202,632)	-
Voya GNMA Income Fund - Class R6	9,477,959	467,601	(2,113,843)	(943,125)	6,888,592	122,217	(177,767)	4
Voya High Yield Portfolio - Class I	9,629,864	550,090	(1,256,571)	(1,758,472)	7,164,911	350,040	(34,285)	-
Voya Index Plus LargeCap Portfolio - Class I	10,530,837	2,311,287	(1,251,378)	(4,704,491)	6,886,255	65,808	488,823	1,903,692
Voya International Index Portfolio - Class I	9,811,608	471,234	(729,842)	(3,093,585)	6,459,415	277,598	233,537	-
Voya MidCap Opportunities Portfolio - Class R6	9,508,263	6,387,304	(1,266,494)	(7,211,359)	7,417,714	-	(326,261)	4,761,705
Voya Small Company Portfolio - Class R6	9,923,972	2,261,802	(766,694)	(4,809,169)	6,609,911	-	440,209	2,044,157
Voya U.S. Bond Index Portfolio - Class I	9,511,058	436,848	(1,897,758)	(1,176,258)	6,873,890	121,939	(260,395)	-
VY® Clarion Global Real Estate Portfolio - Class I	10,776,275	1,161,200	(1,390,862)	(4,069,273)	6,477,340	264,841	537,184	409,775
	$97,987,865	$15,737,761	$(12,890,533)	$(32,993,388)	$67,841,705	$1,620,304	$901,427	$9,398,667

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

Voya Global Perspectives® Portfolio	PORTFOLIO OF INVESTMENTS
As of September 30, 2022 (Unaudited) (Continued)

At September 30, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $91,786,793.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$–
Gross Unrealized Depreciation	(23,945,088)
Net Unrealized Depreciation	$(23,945,088)